OTHER NON- CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
OTHER NON- CURRENT ASSETS
Prepayment for acquisition and purchase of property and equipment	¥ 1,704,221	¥ 1,277,027	$ 267,429
Percentage of prepayments on other non-current assets	87.00%	85.00%